Document And Entity Information	6 Months Ended
Jun. 30, 2022
Document Information [Line Items]
Entity Central Index Key	0001823587
Entity Registrant Name	Sky Harbour Group Corporation
Amendment Flag	false
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2022
Document Type	S-1
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-2732947
Entity Address, Address Line One	136 Tower Road, Suite 205
Entity Address, City or Town	White Plains
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10604
City Area Code	212
Local Phone Number	554-5990
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false